Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000199922_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%
C000199922_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.42%
C000199922_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.64%
C000211328_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%
C000211328_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.42%
C000211328_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.49%
C000199921_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%
C000199921_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.42%
C000199921_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.64%
C000199920_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	32.64%
C000199920_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.09%
C000199920_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.14%
C000211327_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	32.64%
C000211327_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.09%
C000211327_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.81%
C000199919_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	32.64%
C000199919_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.09%
C000199919_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.14%
C000121087_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	32.64%
C000121087_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.09%
C000121087_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.60%
C000121085_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	32.64%
C000121085_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.09%
C000121085_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.60%
C000121084_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	32.64%
C000121084_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.09%
C000121084_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.60%
C000121082_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	32.64%
C000121082_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.09%
C000121082_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.60%
C000021016_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%
C000021016_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.42%
C000021016_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.82%
C000021015_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%
C000021015_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.42%
C000021015_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.82%
C000021014_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%
C000021014_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.42%
C000021014_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.82%
C000199918_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%
C000199918_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.42%
C000199918_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.64%
C000211326_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%
C000211326_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.42%
C000211326_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.49%
C000199917_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%
C000199917_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.42%
C000199917_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.64%
C000121076_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	33.53%
C000121076_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.20%
C000121076_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.44%
C000121075_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	33.53%
C000121075_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.20%
C000121075_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.44%
C000121074_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	33.53%
C000121074_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.20%
C000121074_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.44%
C000121072_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	33.53%
C000121072_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.20%
C000121072_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.44%
C000021013_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%
C000021013_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.15%
C000021013_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.29%
C000021012_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%
C000021012_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.15%
C000021012_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.29%
C000021011_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%
C000021011_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.15%
C000021011_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.29%
C000021010_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%
C000021010_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.15%
C000021010_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.29%
C000021009_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%
C000021009_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.42%
C000021009_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.82%
C000021007_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%
C000021007_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.42%
C000021007_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.82%
C000021006_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%
C000021006_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.42%
C000021006_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.82%
C000021005_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%
C000021005_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.42%
C000021005_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.82%
C000199922_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.86%
C000199922_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000199922_NoLoadClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.56%
C000199922_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.24%
C000199922_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.28%
C000199922_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.97%
C000211328_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.02%
C000211328_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.03%
C000211328_NoLoadClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.53%
C000211328_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.24%
C000211328_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.28%
C000211328_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.81%
C000199921_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.11%
C000199921_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.14%
C000199921_NoLoadClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.84%
C000199921_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.24%
C000199921_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.28%
C000199921_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.97%
C000199920_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	32.82%
C000199920_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.76%
C000199920_NoLoadClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.79%
C000199920_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	33.26%
C000199920_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.38%
C000199920_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.48%
C000211327_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	33.06%
C000211327_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.92%
C000211327_NoLoadClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.68%
C000211327_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	33.26%
C000211327_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.38%
C000211327_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.17%
C000199919_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	33.15%
C000199919_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.02%
C000199919_NoLoadClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.06%
C000199919_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	33.26%
C000199919_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.38%
C000199919_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.48%
C000121087_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.36%
C000121087_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.99%
C000121087_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.53%
C000121085_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.60%
C000121085_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.14%
C000121085_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.69%
C000121084_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%
C000121084_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.16%
C000121084_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.72%
C000121082_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.69%
C000121082_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.26%
C000121082_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.81%
C000021016_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.48%
C000021016_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.03%
C000021016_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.42%
C000021015_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.66%
C000021015_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.20%
C000021015_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.59%
C000021014_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.78%
C000021014_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.31%
C000021014_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.70%
C000199918_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.03%
C000199918_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.75%
C000199918_NoLoadClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.54%
C000199918_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.47%
C000199918_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.17%
C000199918_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.01%
C000211326_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%
C000211326_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.91%
C000211326_NoLoadClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.21%
C000211326_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.47%
C000211326_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.17%
C000211326_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.51%
C000199917_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.32%
C000199917_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.02%
C000199917_NoLoadClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.82%
C000199917_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.47%
C000199917_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.17%
C000199917_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.01%
C000121076_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	40.79%
C000121076_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.62%
C000121076_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.66%
C000121075_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	41.04%
C000121075_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.77%
C000121075_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.82%
C000121074_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	41.06%
C000121074_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.79%
C000121074_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.84%
C000121072_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	41.20%
C000121072_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.88%
C000121072_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.93%
C000021013_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.09%
C000021013_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.09%
C000021013_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.31%
C000021013_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%
C000021013_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.09%
C000021013_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.62%
C000021012_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.24%
C000021012_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.25%
C000021012_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.49%
C000021012_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%
C000021012_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.09%
C000021012_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.62%
C000021011_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.28%
C000021011_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.29%
C000021011_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.51%
C000021011_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%
C000021011_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.09%
C000021011_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.62%
C000021010_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.38%
C000021010_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.36%
C000021010_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.60%
C000021010_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%
C000021010_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.09%
C000021010_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.62%
C000021009_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.24%
C000021009_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.08%
C000021009_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.49%
C000021007_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.42%
C000021007_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.26%
C000021007_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.66%
C000021006_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.43%
C000021006_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.28%
C000021006_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.69%
C000021005_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.52%
C000021005_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.37%
C000021005_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.78%